OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Financial assets
Deposits paid to suppliers		¥ 558,073	¥ 501,918
Dividends receivable		412,736	58,092
Receivables from disposal of assets		20,950	1,969,833
Entrusted loans and loans receivable from third parties		1,530,452	1,544,070
Entrusted loans and loans receivable from related parties		1,264,423	1,309,095
Interest receivables		39,531	40,936
Recoverable reimbursement for freight charges		283,460	223,884
Receivable of electricity price adjustment		494,595	619,206
Receivable from disposal of aluminium capacity quota		538,655
Other financial assets		1,064,763	1,093,480
Financial assets included in other current assets		6,207,638	7,360,514
Less: impairment allowance		(933,563)	(715,597)
Financial assets included in other current assets, net of provision for impairment		3,983,127	5,663,779
Advances to employees		17,043	17,207
Deductible input value added tax receivables		1,379,288	2,424,648
Prepaid income tax		116,574	93,093
Prepayments to related parties for purchases		79,435	229,324
Prepayments to suppliers for purchases and others		725,776	635,363
Other receivables		49,598	118,100
Other current assets, excluded financial assets		2,367,714	3,517,735
Less: impairment allowance		(1,621)	(2,715)
Other current assets, excluded financial assets, net of provision for impairment		2,366,093	3,515,020
Total other current assets	$ 973,061	6,349,220	9,178,799
USD
Financial assets
Other receivables		152,000	37,000
Other current assets
Financial assets
Less: impairment allowance		¥ (2,224,511)	¥ (1,696,735)